Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - Trade receivables [Member]	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Jun. 30, 2025 USD ($)
Schedule of Trade and Other Receivables [Line Items]
Third parties	RM 59,168,979		RM 18,131,208	$ 14,045,382
Related parties
Gross trade receivables	59,168,979		18,131,208	14,045,382
Less: Provision for allowance for expected credit losses - trade receivables	(5,208,431)		(2,097,071)	(1,236,364)
Net trade receivables	53,960,548		16,034,137	12,809,018
Other receivables	51,213,736		71,482,014	12,156,986
Less: Provision for allowance for expected credit losses - other receivables	(1,022,279)		(1,637,988)	(242,666)
Gross other receivables	50,191,457		69,844,026	11,914,320
Deposits	13,469,485		749,474	3,197,352
Prepayments	37,481,868		47,525,380	8,897,350
Gross other receivables	101,142,810		118,118,880	24,009,022
Total trade and other receivables	155,103,358		134,153,017	$ 36,818,040
At beginning of the year	2,097,071	$ 469,101	2,518,122
Additions	3,377,614	801,769	2,458,381
Write off/Reversal			(2,891,410)
Currency realignment	(266,254)	(34,506)	11,978
At end of the year	5,208,431	1,236,364	2,097,071
At beginning of the year	1,637,988	366,408
Additions			1,651,127
Reversal	(625,137)	(148,393)
Currency realignment	9,428	24,651	(13,139)
At end of the year	1,022,279	242,666	1,637,988
Not past due	15,000	3,561	10,264
Past due	59,153,979	14,041,821	18,120,944
Less: Allowance for expected credit losses	(5,208,431)	(1,236,364)	(2,097,071)
Total due	RM 53,960,548	$ 12,809,018	RM 16,034,137